Income Taxes, Net Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Net operating loss and tax credit carryforwards	$ 4,369
Deferred tax assets valuation allowance	(222)
Accrued expenses and other liabilities [Member]
Deferred Tax Assets
Net operating loss and tax credit carryforwards	4,369	$ 5,513
Allowance for credit losses	3,648	3,393
Deferred compensation and employee benefits	3,201	2,799
Net unrealized loss on debt securities	2,784	3,193
Accrued expenses	1,416	1,843
Capitalized research expenses	1,389	938
Lease liabilities	1,011	1,132
Other	962	1,106
Total deferred tax assets	18,780	19,917
Deferred tax assets valuation allowance	(222)	(232)
Deferred tax liabilities
Mark to market, net	(12,571)	(11,081)
Leasing and fixed assets	(2,794)	(2,792)
Mortgage servicing rights	(1,552)	(2,153)
Intangible assets	(874)	(753)
Right-of-use assets	(818)	(935)
Basis difference in investments	(60)	(1,095)
Other	(520)	(1,119)
Total deferred tax liabilities	(19,189)	(19,928)
Net deferred tax liability	$ (631)	$ (243)